Note 7 - Benefit Plans (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 7 - Benefit Plans (Details) [Line Items]
Defined Benefit Plans, General Information			The Bank has a 401(K) plan which covers substantially all employees with six months or more of service.The plan permits all eligible employees to make basic contributions to the plan up to the IRS salary deferral limit.Under the plan, the Bank provided a matching contribution of 50% in 2012 and 2011 up to 6% of base compensation.Employer contributions to the plan amounted to $204,918 in 2012 and $175,008 in 2011.
Description of Defined Contribution Pension and Other Postretirement Plans			The Bank has a 401(K) plan which covers substantially all employees with six months or more of service.The plan permits all eligible employees to make basic contributions to the plan up to the IRS salary deferral limit.Under the plan, the Bank provided a matching contribution of 50% in 2012 and 2011 up to 6% of base compensation.Employer contributions to the plan amounted to $204,918 in 2012 and $175,008 in 2011.
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 204,918	$ 175,008
Defined Benefit Plan, Net Periodic Benefit Cost	190,914	426,162	568,216	573,115
Cash Surrender Value of Life Insurance			15,000,000	13,600,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Rolling Twelve Months			218,210
Defined Benefit Plan, Amortization of Net Gains (Losses) (Deprecated 2013-01-31)			270,998
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit) (Deprecated 2013-01-31)			8,445
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Note 7 - Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			4,517,757	3,952,450
Defined Benefit Plan, Contributions by Employer			$ 568,215